Document and Entity Information Document	Sep. 15, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 15, 2022
Entity Registrant Name	MarketWise, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39405
Entity Tax Identification Number	87-1767914
Entity Address, Address Line One	1125 N. Charles St.
Entity Address, City or Town	Baltimore,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21201
City Area Code	(888)
Local Phone Number	261-2693
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001805651
Amendment Flag	false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MKTW
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	MKTWW
Security Exchange Name	NASDAQ